CAPITAL LEASE OBLIGATIONS (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Capital Leases
Years ending December 31,	Amounts
2013	$50,997
2014	50,997
2015	21,249
Total future payments	123,243

Less: imputed interest portion	(8,926)
$114,317

Allocation of capital lease obligations:
Current portion	$45,278
Long-term portion	69,039
$114,317